Debt (Details) $ in Millions, $ in Millions			12 Months Ended
	Feb. 23, 2026 item	Jul. 22, 2025 USD ($)	Dec. 31, 2025 USD ($) item	Mar. 10, 2026 USD ($)	Dec. 31, 2025 CAD ($)
Revolving term credit facility
Drawdowns			$ 175.0
Arthur Gold Project Royalty
Revolving term credit facility
Interest incurred		$ 1.2	1.2
Credit Facility
Revolving term credit facility
Size of facility			1,000.0
Accordion feature			250.0
Drawdowns		$ 175.0	$ 0.0
Credit Facility | Subsequent borrowings under credit facilities
Revolving term credit facility
Accordion feature				$ 500.0
Credit Facility | Bottom of range
Revolving term credit facility
Standby fee (as a percent)			0.20%
Credit Facility | Top of range
Revolving term credit facility
Standby fee (as a percent)			0.41%
Credit Facility | CIBC | Bottom of range
Revolving term credit facility
Spread on variable rate (as a percent)			0.00%		0.00%
Credit Facility | CIBC | Top of range
Revolving term credit facility
Spread on variable rate (as a percent)			1.05%		1.05%
Credit Facility | SOFR | Bottom of range
Revolving term credit facility
Spread on variable rate (as a percent)			1.10%		1.10%
Credit Facility | SOFR | Bottom of range | Subsequent borrowings under credit facilities
Revolving term credit facility
Spread on variable rate (as a percent)				1.00%
Credit Facility | SOFR | Top of range
Revolving term credit facility
Spread on variable rate (as a percent)			2.15%		2.15%
Credit Facility | SOFR | Top of range | Subsequent borrowings under credit facilities
Revolving term credit facility
Spread on variable rate (as a percent)				2.05%
Credit Facility | Prime rate | Bottom of range
Revolving term credit facility
Spread on variable rate (as a percent)			0.00%		0.00%
Credit Facility | Prime rate | Top of range
Revolving term credit facility
Spread on variable rate (as a percent)			1.05%		1.05%
Credit Facility | CORRA | Bottom of range
Revolving term credit facility
Spread on variable rate (as a percent)			1.00%		1.00%
Credit spread adjustment rate			0.29547%		0.29547%
Credit Facility | CORRA | Top of range
Revolving term credit facility
Spread on variable rate (as a percent)			2.05%		2.05%
Credit spread adjustment rate			0.32138%		0.32138%
Letter of credit
Revolving term credit facility
Number of letter of credit | item			4
Maximum borrowing capacity			$ 48.1		$ 66.0
Letter of credit | Subsequent cancellation of borrowings under credit facility
Revolving term credit facility
Number of letter of credit returned and cancelled | item	4